Capital and financial risk management - Changes in assets and liabilities arising from financing activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2020	Jul. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Total borrowings (note 21)	€ 74,718	€ 52,955
Net receivable in relation to financial instruments	4,409	1,190
Financial liabilities at carrying value	1,850	1,844
Other payables in relation to the share buyback programme	0	823
Cash outflow in relation to the share buyback programme	821	475
Financing costs	3,549	2,088	€ 1,074
Gains on cash flow hedges	3,703	276
Lease liability	12,063
Borrowings and derivatives recognised on the acquisition of European Liberty Global assets					€ 8,302
Other liabilites arising from financing activities	340	327
IFRS 16
Disclosure of offsetting of financial liabilities [line items]
Lease liability				€ 15,589
European Liberty Global assets
Disclosure of offsetting of financial liabilities [line items]
Other liabilites arising from financing activities	€ 1,389	€ 1,919